Financial risk management	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Financial risk management

20	Financial risk management

This note presents information about the Group’s exposure to the financial risks, its objectives, policies and procedures for measuring and managing risks, and the management of capital.

The Group’s financial instruments consist mainly of cash, trade and other payables and loans from related party. The Group does not speculate in the trading of derivative instruments.

A summary of the Group’s financial assets and liabilities at amortized cost is shown below:

	2026 USD	2025 USD
Financial assets measured at amortized cost
Amounts due from related parties	50,777	-
Cash	9,303	296
	60,080	296

Financial liabilities measured at amortized cost - non-interest bearing
Trade and other payables	(679,794)	(58,174)
Amounts due to related parties	(371,050)	(350,900)
Loans from related party	(2,877,995)	(2,451,325)
	(3,928,839)	(2,860,399)

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

20.1 Liquidity risk

Liquidity risk arises from the possibility that the Group might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities.

The Group monitors its cash position on a regular basis and manages cash to finance the Group’s operations. The Group has been primarily financed via the proceeds from shareholder loans and equity subscriptions.

20.2 Market risk

The Group’s activities expose it to a variety of market risks: foreign currency risk and interest rate risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The risks are minimized by the financial management policies and practices described below.

(i)	Foreign currency risk

The Group operates primarily in USD and Brazilian Real. The material balance sheet items are denominated in USD and as such no sensitivity analysis on the impact of foreign exchange movements has been performed. The Group has no material exposure to foreign exchange risk.

(ii)	Interest rate risk

The Group has minimal interest rate risk because there are no significant borrowings at variable interest rates. The Group currently does not have an interest rate hedging policy. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated.

20.3 Credit risk

With respect to the Group’s deposits with banks, the group limits its exposure to credit risk by placing deposits with financial institutions with high credit ratings and no recent history of default. Given the high credit ratings of the current banks, management does not expect it to fail to meet its obligations. Management will continue to monitor the position and will take appropriate action if their ratings are changed. At March 31, 2026, the Group had deposits with two banks.

20.4 Fair value measurement

Marketable securities are categorized within Level 1 of the fair value hierarchy under IFRS 13, as their fair values are determined using quoted prices in active markets for identical assets, specifically the net asset values published by the fund providers. No valuation techniques or significant unobservable inputs were required, as the investments are in widely traded, high-liquidity funds with observable market prices.

For fair value measurement of warrant liability and royalty option liability, please refer to note 12 and 18.4, respectively.

There were no transfers between fair value hierarchy levels during the reporting period.